Commitments and Contingencies Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]

The Group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of March 31, 2018:

	RMB	US$
Nine months ended December 31, 2018	123,370	19,668
2019	145,359	23,174
2020	122,147	19,473
2021	82,296	13,120
2022	63,248	10,083
2023 and thereafter	87,685	13,979

	624,105	99,497

Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2017:

	RMB	US$
2018	156,549	24,061
2019	138,674	21,314
2020	115,381	17,734
2021	77,646	11,934
2022 and thereafter	147,673	22,697

	635,923	97,740